Stock Bonus Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Activity of Restricted Shares Subject to Forfeiture
The following table summarizes the activity of restricted shares subject to forfeiture:

	Number of shares	Weighted Average Grant Price
Outstanding at January 1, 2021	702,926	$12.80
Granted	1,603,423	13.95
Vested	(96,527)	12.80
Cancelled	(108)	13.02

Outstanding at September 30, 2021	2,209,714	$13.63

The following table summarizes the activity of restricted shares subject to forfeiture:

	Number of shares	Weighted Average Grant Price
Outstanding at January 1, 2019	188,948	5.48
Granted	47,141	5.91
Vested	(77,438)	5.52
Cancelled	(2,242)	5.49

Outstanding at December 31, 2019	156,409	5.59
Granted	657,673	11.00
Vested	(108,206)	6.49
Cancelled	(2,950)	5.49

Outstanding at December 31, 2020 1	702,926	10.51
Outstanding at December 31, 2020, as modified 2	702,926	12.80
1
Weighted average grant price at December 31, 2020 represents the grant date fair value of Stock Awards as originally issued.
2
Weighted average grant price at December 31, 2020, as modified, represents the as adjusted fair value of the outstanding Stock Awards on the date of modification in connection with the settlement of the liability to common shares subject to repurchase.

Summary of Change in Liability to Common Shares Subject to Repurchase and Associated Non-cash Compensation Expense
The following table represents the change in the liability to common shares subject to repurchase and the associated non-cash
compensation expense for the nine months ended September 30, 2021 and the year ended December 31, 2020 (in thousands):

	September 30, 2021	December 31, 2020
Beginning Balance	$842	$8,267
Non-cash compensation from ratable vesting	41	2,712
Non-cash compensation from change in fair value of liability	2	2,457
Other stock activity, net	516	(786)
Reclassification upon modification	(1,394)	(11,808)

Ending balance	$7	$842

The following table represents the change in the liability to common shares subject to repurchase and the associated non-cash
compensation expense in thousands:

	December 31,	December 31,
	2019	2020
Beginning balance	$4,464	$8,267
Non-cash stock compensation expense from ratable vesting	1,468	2,712
Non-cash compensation from change in the fair value of liability	2,335	2,457
Other stock activity, net	—	(786)
Reclassification upon modification	—	(11,808)

Ending balance	$8,267	$842

Summary of Future Expense of Unvested Awards	The future expense of the unvested awards for the remainder of 2021 and succeeding years is as follows (in thousands):

2021	$2,527
2022	8,652
2023	7,378
2024	4,545
Thereafter	1,547

Total	$24,649

The future expense of the unvested awards by year is as follows (in thousands):

2021	$3,449
2022	2,022
2023	1,688
2024	951

Total	$8,110